CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common shares [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 76,240,994	$ 8,142,017	$ (58,091,494)	$ 26,291,517
Beginning Balance (Shares) at Dec. 31, 2015	84,439,732
Statements [Line Items]
Loss for the year			(497,610)	(497,610)
Share-based payments		55,176		55,176
Common shares and warrants issued	$ 807,997			807,997
Common shares and warrants issued (Shares)	68,750,000
Ending Balance at Dec. 31, 2016	$ 77,048,991	8,197,193	(58,589,104)	26,657,082
Ending Balance (Shares) at Dec. 31, 2016	153,189,732
Statements [Line Items]
Loss for the year			(61,287)	(61,287)
Share-based payments		22,309		22,309
Common shares and warrants issued	$ 237,883			237,883
Common shares and warrants issued (Shares)	5,500,000
Ending Balance at Dec. 31, 2017	$ 77,286,874	8,219,502	(58,650,391)	$ 26,855,985
Ending Balance (Shares) at Dec. 31, 2017	158,689,732			158,689,732
Statements [Line Items]
Loss for the year			(664,762)	$ (664,762)
Share-based payments		1,676		1,676
Common shares and warrants issued	$ 2,089,332			2,089,332
Common shares and warrants issued (Shares)	28,700,000
Ending Balance at Dec. 31, 2018	$ 79,376,206	$ 8,221,178	$ (59,315,152)	$ 28,282,232
Ending Balance (Shares) at Dec. 31, 2018	187,389,732			187,389,732